Finance Costs (Details) - Schedule of Finance Costs - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest expense:
Bank borrowings	$ 292,368	$ 279,888
Loan from shareholders	113,549	96,587
Lease liabilities	10,688	71
Total finance costs	$ 416,605	$ 376,546